Maintenance Expenses - Summary of Maintenance Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Aviation repair and maintenance charges	¥ 8,394	¥ 7,930	¥ 7,952
Staff payroll and welfare	2,736	2,620	2,363
Maintenance materials	1,574	1,327	1,003
Maintenance expenses	¥ 12,704	¥ 11,877	¥ 11,318